LEASES	12 Months Ended
Jun. 30, 2025
LEASES
LEASES

NOTE 12. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Rights of use lease assets, net	¥23,547,193	¥18,975,692	$2,648,904

Operating lease liabilities – current	¥3,741,247	¥1,761,231	$245,858
Operating lease liabilities – non-current	3,971,285	1,081,827	151,017
Total operating lease liabilities	¥7,712,532	¥2,843,058	$396,875

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

	June 30,	June 30,
	2024	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	34.08	39.86
Weighted average discount rate	5.0%	3.0%

Operating lease costs and short-term lease costs for the year ended June 30, 2023 were ¥3,354,147 and ¥2,683,860, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2024 were ¥3,175,289 and ¥327,812, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2025 were ¥4,666,010 ($651,350) and ¥1,365,627 ($190,634), respectively.

There was no impairment loss recognized for the ROU asset during the years ended June 30, 2023, 2024, and 2025.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

Twelve months ending June 30,	RMB	US Dollars
2026	¥1,820,285	$254,100
2027	1,095,214	152,886
Total lease payments	2,915,499	406,986
Less: imputed interest	(72,441)	(10,111)
Present value of lease liabilities	2,843,058	396,875
Less: operating lease liabilities – current	1,761,231	245,858
Operating lease liabilities – non-current	¥1,081,827	$151,017